UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period May 31, 2018

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 70.6%
Computer & Electronic Products: 7.0%
583,200	Cypress Semiconductor Corp.	$9,599,472
125,350	Western Digital Corp.	10,467,978
		20,067,450
Credit Intermediation: 22.1%
134,750	Euronet Worldwide, Inc. [1]	11,293,398
366,805	Financial Engines, Inc. [2]	16,377,843
314,086	First Hawaiian, Inc.	9,196,438
753,704	Kearny Financial Corp. [3]	10,891,023
117,410	Visa, Inc. - Class A	15,347,835
		63,106,537
Electrical Equipment & Appliance Manufacturing: 4.0%
178,942	Axon Enterprise, Inc. [1,2]	11,395,027

Furniture Manufacturing: 3.0%
207,916	Leggett & Platt, Inc.	8,586,931

Health Care Equipment Manufacturing: 4.4%
121,960	STERIS PLC	12,664,326

Insurance Carriers & Related Activities: 3.5%
158,900	The Progressive Corp.	9,866,101

Machinery: 3.0%
698,500	3D Systems Corp. [1,2]	8,633,460

Merchant Wholesalers & Durable Goods: 3.4%
305,900	LKQ Corp. [1]	9,718,443

Oil & Gas Extraction: 2.9%
207,700	Apache Corp.	8,308,000

Personal Services: 0.1%
5,000	Weight Watchers International, Inc. [1]	376,600

Professional, Scientific & Technical Services: 6.2%
103,196	2U, Inc. [1]	9,782,981
107,250	Ebix, Inc. [2]	8,000,850
		17,783,831
Rail Transportation: 2.8%
104,000	Genesee & Wyoming, Inc. - Class A [1]	8,123,440

Real Estate: 3.8%
85,552	The Howard Hughes Corp. [1]	10,799,229

Sporting & Recreation Goods: 4.4%
87,697	Pool Corp.	12,533,655

TOTAL COMMON STOCKS
(Cost $164,085,094)		201,963,030

Principal Amount
CORPORATE BONDS: 19.7%
Air Transportation: 0.5%
	PHI, Inc.,
	5.250%,
$1,552,000	3/15/19 [2]	1,474,400

Commercial Finance: 0.2%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	498,382

Computer & Electronic Products: 0.1%
	Hewlett-Packard Co.,
	3.750%,
321,000	12/1/20	325,371

Food Manufacturing: 4.5%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/2/22	5,769,641
	Flowers Foods, Inc.,
	4.375%
6,225,000	4/1/22	6,416,880
	Kraft Heinz Food Co.,
	5.375%,
523,000	2/10/20	544,501
		12,731,022
Furniture Manufacturing: 0.3%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	964,462

Merchant Wholesalers & Durable Goods: 0.4%
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	1,007,561

Oil & Gas: 3.6%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,376,413

Oil & Gas Extraction: 1.4%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23 [2]	3,975,000

Professional, Scientific & Technical Services: 1.7%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	4,926,022

Publishing Industries: 3.5%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,039,215

Securities & Financial Services: 0.1%
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	254,785

Telecommunications: 1.1%
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,154,994
	4.375%,
1,000,000	3/16/21	1,031,000
		3,185,994
Utilities: 2.3%
	Southern Co.,
	2.450%,
6,600,000	9/1/18	6,596,147

TOTAL CORPORATE BONDS
(Cost $58,417,213)		56,354,774

Shares
SHORT-TERM INVESTMENTS: 9.5%
Money Market Funds: 9.5%

27,128,318	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.630% [4]	27,128,318

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,128,318)		27,128,318

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 5.9%
Money Market Funds: 5.9%
16,881,544	First American Government Obligations Fund - Class Z, 1.600% [4]	16,881,544

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $16,881,544)		16,881,544

TOTAL INVESTMENTS IN SECURITIES: 105.7%
(Cost $266,512,169)	302,327,666
Liabilities in Excess of Other Assets: (5.7)%	(16,243,697)
TOTAL NET ASSETS: 100.0%	$286,083,969

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of May 31, 2018. Total loaned securities had a value of $16,288,333 or 5.7% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	A portion of this security is illiquid. As of May 31, 2018, the value of illiquid securities was $10,891,023 or 3.8% of net assets.
[4]	Seven-day yield as of May 31, 2018.

The Villere Balanced Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties.  The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of May 31, 2018 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$ 16,881,544	$ -	$ 16,881,544	$ 16,881,544	$ -	$ -

The Fund does not have investments in companies considered an affiliate person, as defined by the Investment Company Act of 1940, as amended, as of May 31, 2018. However, the Fund did have the following transactions with affiliated companies during the period ended May 31, 2018:

	Share/Par Balance at May 31, 2018	Value at August 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at May 31, 2018	Dividend Income and Interest
Axon Enterprises, Inc.	178,942	$ 18,862,864	$ -	$ 22,662,874	$ 7,216,390	$ 7,978,647	$ 11,395,027	$ -
Luminex Corp.	-	2,082,943	14,476	2,232,244	332,219	(197,394)	-	6,465
Total					$ 7,548,609	$ 7,781,253	$ 11,395,027	$ 6,465

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 201,963,030	$ -	$ -	$ 190,595,834
Corporate Bonds	-	56,354,774	-	76,760,303
Short-Term Investments	27,128,318	-	-	16,628,978
Investments Purchased with Cash Proceeds from Securities Lending	16,881,544	-	-	32,342,518
Total Investments in Securities	$ 239,567,330	$ 76,760,303	$ -	$ 316,327,633

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of the period end.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 88.3%
Computer & Electronic Products: 8.8%
105,600	Cypress Semiconductor Corp.	$1,738,176
21,850	Western Digital Corp.	1,824,694
		3,562,870
Credit Intermediation: 24.0%
21,700	Euronet Worldwide, Inc. [1]	1,818,677
57,050	Financial Engines, Inc.	2,547,282
53,700	First Hawaiian, Inc.	1,572,336
94,900	Kearny Financial Corp. [3]	1,371,305
18,580	Visa, Inc. - Class A	2,428,778
		9,738,378
Electrical Equipment & Appliance Manufacturing: 5.3%
33,700	Axon Enterprise, Inc. [1]	2,146,016

Furniture Manufacturing: 3.0%
29,700	Leggett & Platt, Inc.	1,226,610

Health Care Equipment Manufacturing: 5.6%
21,850	STERIS PLC	2,268,904

Insurance Carriers & Related Activities: 4.5%
29,500	The Progressive Corp.	1,831,655

Machinery: 3.5%
116,016	3D Systems Corp. [1,2]	1,433,958

Merchant Wholesalers & Durable Goods: 4.3%
54,100	LKQ Corp. [1]	1,718,757

Oil & Gas Extraction: 4.0%
40,400	Apache Corp.	1,616,000

Professional, Scientific & Technical Services: 10.7%
29,250	2U, Inc. [1]	2,772,900
20,800	Ebix, Inc.	1,551,680
		4,324,580
Rail Transportation: 4.7%
24,508	Genesee & Wyoming, Inc. - Class A [1]	1,914,320

Real Estate: 4.4%
14,230	The Howard Hughes Corp. [1]	1,796,253

Sporting & Recreation Goods: 5.5%
15,550	Pool Corp.	2,222,406

TOTAL COMMON STOCKS
(Cost $28,288,174)		35,800,707

SHORT-TERM INVESTMENTS: 11.7%
Money Market Funds: 11.7%
4,720,110	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.630% [4]	4,720,110

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,720,110)		4,720,110

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 3.6%
Money Market Funds: 3.6%
1,464,401	First American Government Obligations Fund - Class Z , 1.600% [4]	1,464,401

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost 1,464,401)		1,464,401

TOTAL INVESTMENTS IN SECURITIES: 103.6%
(Cost $34,472,685)		41,985,218
Liabilities in Excess of Other Assets: (3.6)%		(1,477,436)
TOTAL NET ASSETS: 100.0%		$40,507,782

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of May 31, 2018. Total loaned securities had a value of $1,419,608 or 3.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	A portion of this security is illiquid. As of May 31, 2018, the value of illiquid securities was $1,371,305 or 3.4% of net assets.
[4]	Seven-day yield as of May 31, 2018.

The Villere Equity Fund (the "Fund") is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following is a summary of the arrangements subject to offsetting as of May 31, 2018 (Unaudited):
Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral	Net Amount
Liabilities:
Collateral received for securities loaned	$ 1,464,401	$ -	$ 1,464,401	$ 1,464,401	$ -	$ -

The Fund does not have investments in companies considered an affiliate person, as defined by the Investment Company Act of 1940, as amended, as of May 31, 2018. However, the Fund did have the following transactions with affiliated companies during the period ended May 31, 2018:

	Share/Par Balance at May 31, 2018	Value at August 31, 2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at May 31, 2018	Dividend Income and Interest
Axon Enterprises, Inc.	33,700	1,856,205	$ -	$ 2,081,379	$ 909,646	$ 1,461,544	$ 2,146,016	$ -
Luminex Corp.	-	1,501,941	-	1,660,538	171,955	(13,358)	-	4,662
Total					$ 1,081,601	$ 1,448,186	$ 2,146,016	$ 4,662

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$ 35,800,707	$ -	$ -	$ 35,800,707
Short-Term Investments	4,720,110	-	-	4,720,110
Investments Purchased with Cash Proceeds from Securities Lending	1,464,401	-	-	1,464,401
Total Investments in Securities	$ 41,985,218	$ -	$ -	$ 41,985,218

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of the period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President / Principal Executive Officer

Date                                                               July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President / Principal Executive Officer

Date                                                              July 16, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date                                                              July 17, 2018

* Print the name and title of each signing officer under his or her signature.